Taxes Payable (Tables)	12 Months Ended
Oct. 31, 2024
Taxes Payable [Abstract]
Schedule of Taxes payable

Taxes payable comprised of the following:

	October 31, 2024	October 31, 2023
Enterprise income tax payable	699,633	351,691
Value-added tax, net	271,404	201,410
City maintenance and construction tax	17,018	14,478
Additional education fees	7,438	7,373
Other taxes	5,531	4,959
Total	1,001,024	579,911